EARNINGS PER SHARE (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings per share [abstract]
Profit attributable to owners of the Company	€ 607,817	€ 695,818	€ 784,678
Weighted average number of common shares for basic earnings per common share (shares)	184,806	186,767	188,606
Basic earnings per common share (in Euros per share)	€ 3.29	€ 3.73	€ 4.16
Diluted earnings per share [abstract]
Owners of the parent	€ 607,817	€ 695,818	€ 784,678
Weighted average number of common shares for diluted earnings per common share (shares)	185,379	187,535	189,394
Diluted earnings per common share (in Euros per share)	€ 3.28	€ 3.71	€ 4.14